RISK MANAGEMENT - Structural interest rate risk - Results of NIM and EVE Shocks (Details) - Interest rate risk [member] $ in Millions	12 Months Ended
Dec. 31, 2024 COP ($)
Banco de Bogota S.A. | Parallel upward shock
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	$ (1,216,132)
Banco de Bogota S.A. | Parallel downward shock
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	311,377
Banco de Bogota S.A. | Steepening shock (short-term rates down, long-term rates up)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	133,630
Banco de Bogota S.A. | Flattening shock (short-term rates up, long-term rates down)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(657,975)
Banco de Bogota S.A. | Short-term upward shock
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(692,773)
Banco de Bogota S.A. | Short-term downward shock
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	135,650
Banco de Occidente S.A. | Parallel upward shock
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(322,975)
Banco de Occidente S.A. | Parallel downward shock
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(85,678)
Banco de Occidente S.A. | Steepening shock (short-term rates down, long-term rates up)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	155,760
Banco de Occidente S.A. | Flattening shock (short-term rates up, long-term rates down)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(331,065)
Banco de Occidente S.A. | Short-term upward shock
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(269,128)
Banco de Occidente S.A. | Short-term downward shock
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	49,635
Banco Popular S.A. | Parallel upward shock
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(408,513)
Banco Popular S.A. | Parallel downward shock
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	252,939
Banco Popular S.A. | Steepening shock (short-term rates down, long-term rates up)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	128,062
Banco Popular S.A. | Flattening shock (short-term rates up, long-term rates down)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(199,153)
Banco Popular S.A. | Short-term upward shock
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(255,127)
Banco Popular S.A. | Short-term downward shock
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	167,920
Banco AV Villas | Parallel upward shock
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(136,325)
Banco AV Villas | Parallel downward shock
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	23,948
Banco AV Villas | Steepening shock (short-term rates down, long-term rates up)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	36,585
Banco AV Villas | Flattening shock (short-term rates up, long-term rates down)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(74,329)
Banco AV Villas | Short-term upward shock
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	(95,345)
Banco AV Villas | Short-term downward shock
Disclosure of risk management strategy related to hedge accounting [line items]
Increase (decrease) in NIM and EVE	$ 22,022